Amounts Recognized in Balance Sheet (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Amounts recognized in the balance sheet:
Net amount recognized at December 31	$ (79,226)	$ (94,205)
U.S. [Member] | Accrued Liabilities
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(4,218)	(814)
U.S. [Member] | Pension Plans, Defined Benefit
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(75,008)	(93,391)
Non-U.S. [Member]
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(127,932)	(100,070)
Non-U.S. [Member] | Accrued Liabilities
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(4,176)	(4,027)
Non-U.S. [Member] | Pension Plans, Defined Benefit
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(126,265)	(98,733)
Non-U.S. [Member] | Other Assets
Amounts recognized in the balance sheet:
Net amount recognized at December 31	$ 2,509	$ 2,690